Label	Element	Value
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	£ 0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	28,000,000	[1]
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	480,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	917,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	682,000,000	[1]
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	22,677,000,000
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	21,438,000,000
Bank acceptance assets, classified as cash equivalents	c070_BankAcceptanceAssetsClassifiedAsCashEquivalents	24,656,000,000	[1]
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	8,158,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,404,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	8,050,000,000	[1]
Issued capital and share premium [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[2],[3]
Non-controlling interests [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[2]
Equity attributable to owners of parent [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	(2,150,000,000)	[2]
Other reserves [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	£ (136,000,000)	[2],[4]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.

[2]

d Effects of changes in accounting policies relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

e

[3]	For further details refer to Note 27 .
[4]	For further details refer to Note 28